2. Presentation of Financial Statements and Summary of Significant Accounting Policies (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Presentation Of Financial Statements And Summary Of Significant Accounting Policies Details Narrative
Cumulative translation adjustments	R$ 53,061	R$ 7,519
Gains and losses from changes in foreign investments	R$ 7,368	R$ 3,425	R$ 6,243